Share-based compensation - Components (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,267	$ 1,094
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	566	397
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	229	204
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	437	449
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 35	$ 44